May 7,
1997


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:  Office of Filings, Information & Consumer
Services

Re:		Panorama Trust (the "Trust")
		File Nos. 811-9050/33-92712

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of
1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for Pictet Global Emerging
Markets Fund and Pictet International Small Companies
Fund, series of the above-referenced Trust, do not differ from that contained in Post-Effective
Amendment No. 7 to the Trust's Registration Statement on Form N-1A which was filed on April 29, 1997.

Any comments on this filing should be directed to the undersigned at (617) 573-1557.

	Please return an electronic transmittal as evidence of your receipt of this filing.


							Very truly
yours,

							/s/ Gail A.
Hanson
							Gail A. Hanson
							Counsel






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